Share-Based Compensation - Domestic Plan (Details) - Shanghai OneSmart - Domestic Plan - Share options ¥ / shares in Units, ¥ in Thousands			1 Months Ended		12 Months Ended
	Mar. 31, 2019 CNY (¥) shares	May 02, 2017 ¥ / shares shares	Mar. 31, 2019 shares	Mar. 31, 2017 tranche	Aug. 31, 2020 shares	Aug. 31, 2019 shares
Share-Based Compensation
Number of tranches | tranche				4
Vesting period (in years)				4 years
Expiration period (in years)				4 years
Number of options granted		120,000	10,000			10,000
Total equity interest in subsidiaries (as a percent)		8.00%	1.00%
Exercise price, minimum (in dollars per share) | ¥ / shares		¥ 40
Exercise price, maximum (in dollars per share) | ¥ / shares		¥ 160
Incremental share-based compensation expense | ¥	¥ 0
Number of share options forfeited (in shares)					0	60,000
Total number of options vested					70,000
Exercise price (in dollars per share)	80		80
Vesting percentage			100.00%